Financial Instruments - classification - Offsetable assets and liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Instruments which can be offset
Gross		£ 136,329
IFRS offset		(5,041)
Balance sheet		131,288
Potential for offset not recognised by IFRS
Effect of master netting agreement and similar agreements		(106,762)
Cash collateral		(17,937)
Other financial collateral		(4,469)
Net amount after the effect of netting arrangements and related collateral		2,120
Instruments outside netting arrangements		2,061
Balance sheet total		133,349
Instruments which can be offset
Gross		133,965
IFRS offset		(6,776)
Balance sheet		127,189
Potential for offset not recognised by IFRS
Effect of master netting agreement and similar agreements		(106,762)
Cash collateral		(15,227)
Other financial collateral		(3,466)
Net amount after the effect of netting arrangements and related collateral		1,734
Instruments outside netting arrangements		1,708
Balance sheet total		128,897
Instruments which can be offset
IFRS offset	£ 811	1,735
Derivatives
Instruments which can be offset
Gross	4,454	2,364
IFRS offset	811	1,735
Balance sheet	5,265	4,099
Potential for offset not recognised by IFRS
Cash collateral	(1,389)	(2,710)
Other financial collateral	(3,016)	(1,003)
Net amount after the effect of netting arrangements and related collateral	860	386
Instruments outside netting arrangements	(2,115)	353
Balance sheet total	3,150	4,452
Trading reverse repos/repos
Instruments which can be offset
Gross	(2,124)	(2,716)
Balance sheet	(2,124)	(2,716)
Potential for offset not recognised by IFRS
Other financial collateral	2,546	2,726
Net amount after the effect of netting arrangements and related collateral	422	10
Instruments outside netting arrangements	(1,666)	1,830
Balance sheet total	(3,790)	(886)
Derivatives
Instruments which can be offset
Gross	154,396
IFRS offset	(11,724)
Balance sheet	142,672
Potential for offset not recognised by IFRS
Effect of master netting agreement and similar agreements	(122,697)
Cash collateral	(17,296)
Other financial collateral	(1,276)
Net amount after the effect of netting arrangements and related collateral	1,403
Instruments outside netting arrangements	4,207
Balance sheet total	146,879
Trading repos
Instruments which can be offset
Gross	54,131	55,864
IFRS offset	(28,720)	(31,376)
Balance sheet	25,411	24,488
Potential for offset not recognised by IFRS
Effect of master netting agreement and similar agreements	(562)	(762)
Other financial collateral	(24,808)	(23,726)
Net amount after the effect of netting arrangements and related collateral	41
Instruments outside netting arrangements	2,474	1,157
Balance sheet total	27,885	25,645
Derivatives
Instruments which can be offset
Gross	158,850
Balance sheet	147,937
Potential for offset not recognised by IFRS
Effect of master netting agreement and similar agreements	(122,697)
Cash collateral	(18,685)
Other financial collateral	(4,292)
Net amount after the effect of netting arrangements and related collateral	2,263
Instruments outside netting arrangements	2,092
Balance sheet total	150,029
Instruments which can be offset
IFRS offset	(10,913)
Trading reverse repos
Instruments which can be offset
Gross	52,007	53,148
IFRS offset	(28,720)	(31,376)
Balance sheet	23,287	21,772
Potential for offset not recognised by IFRS
Effect of master netting agreement and similar agreements	(562)	(762)
Other financial collateral	(22,262)	(21,000)
Net amount after the effect of netting arrangements and related collateral	463	10
Instruments outside netting arrangements	808	2,987
Balance sheet total	£ 24,095	£ 24,759